SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation. All the assets of its consolidated VIEs can be used to only settle their respective obligations.

The Group evaluates the need to consolidate certain VIEs of which the Group is the primary beneficiary. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIEs including Mecox Lane Shopping, Shang Xun, and Rampage Shopping as of December 31, 2014. The Group historically conducted the A&A business through its VIEs including Mecox Lane Shopping and Rampage Shopping.  Mecox Lane Shopping was sold along with A&A business. Rampage Shopping was closed in September 2014.

Details of certain key agreements between the Group and its VIEs , are as follows:

Power of Attorney:The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements. Each of the above pledges has been registered with the relevant local branch of the State Administration for Industry and Commerce in China.

Exclusive Technical Consulting and Services Agreement:The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the business loan agreements will be cancelled.

The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2013 and 2014, total assets and liabilities of the VIEs are shown in the table below. All the assets of the Company’s consolidated VIEs can be used to only settle their respective obligations.

Following the disposal of the apparel and accessories business, the Company does not conduct material business through VIEs in 2014.

	December 31, 2013	December 31, 2014
	$	$
Cash and cash equivalents	640,394	59
Accounts receivable	799,713	—
Other receivables	3,872,947	—
Merchandise inventory	13,602,146	—
Property and equipment, net	2,193,980	—
Other non-current assets	629,865	—

Total Assets	21,739,045	59

Accounts payable	4,589,259	—
Advances from customers	1,076,283	—
Accrued expenses	393,313	—
Other current liabilities	1,489,649	—
Income taxes payable	33,545	—

Total Liabilities	7,582,049	—

Use of estimates

(c)    Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives of and impairment for long-lived assets, inventory valuation, valuation allowance of deferred tax assets and share-based compensation.

Cash and cash equivalents

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Short-term investments

(e)    Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities within one year when purchased and having restrictions on withdrawal. The structured time deposits are classified as held-to-maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

Merchandise inventories

(f)Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of comprehensive loss.

The Company recorded $96,814, $305,281 and $258,078 of inventory write-downs in 2012, 2013 and 2014, respectively.

Property and equipment, net

(g)  Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Prepaid land use right	(h) Prepaid land use right Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.
Acquired intangible assets

(i)  Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

Investment in an affiliate

(j)  Investment in an affiliate

An affiliated company is an entity over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the Statement of comprehensive loss and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group has sold its entire equity interest of its affiliate for a consideration of US$2.0 million and recognized a gain on disposal of US$1.3 million in 2014.

Impairment of long-lived assets

(k)Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded impairment loss for its long-lived assets in the amount of nil, $3,695,805 and nil in selling, general and administrative expenses in the consolidated statements of comprehensive loss for the years ended December 31, 2012, 2013 and 2014, respectively. See Note 3 and 4, “Fair value” and “Held-for-sale assets”, for additional discussion on the impairment of long-lived assets.

Franchise

(l)   Franchise

The Group previously entered into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

The franchise agreements were disposed along with A&A business.

Revenue recognition

(m)Revenue recognition

For the sale of health, beauty and lifestyle products, the Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through the independent websites and customer service center. Credit and debit card receivables as of December 31, 2013 and 2014 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the products delivered. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group allows its customers to return product within certain days of the sale. The Group estimates sales returns for such sales based on its own historical return experience.

Before the disposal of the A&A business, the Group recognizes revenue from the sale of both its own and third-party apparel and accessories through a 3rd party online platform and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured. The Group recognizes revenue from its own retail stores at the point of sale.

The Group recognizes revenues from sales of apparel and accessories to franchisees on consignment basis upon sale to the ultimate customer as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time.

Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery. These franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, ranging from 5% to 10% of the specific order placed. The Group records maximum return allowed as reduction of revenue based on historical return experience.

Shipping and handling costs

(n)Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $1,613,634, $2,079,746 and $1,695,937 for the years ended December 31, 2012, 2013 and 2014.

Discount coupons, membership points and accruals for customer reward program

(o)Discount coupons, membership points and accruals for customer reward program

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. The loyalty program was discontinued and related liability was reversed entirely in the year of 2012.

In 2013, the Group invited its customers to participate in a customer reward program and the membership was free of charge. Members accumulate membership points for their paid products, which can be redeemed for gifts with shipping cost born by the Group. The estimated costs to provide gifts and shipping are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of comprehensive loss. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. The Group did not apply redemption rates to the estimation on reward cost due to the limited history of the customer reward program. The Group will apply a historical redemption rate prospectively in estimating the costs of reward points once there is sufficient historical information and accumulated knowledge on reward point redemption and expiration. As of December 31, 2013 and 2014 the accruals for customer reward program amounted to $428,527 and $675,212 respectively, based on the estimated liabilities under the customer reward program.

Expense classification

(p)Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold	Selling, General and Administrative Expenses
•Cost of merchandise sold; •Merchandise inventory write-down and shortage; And •Customer shipping and handling costs.

•Payroll, bonus and benefit costs for retail and corporate associates;

•Occupancy costs for retail, distribution center and corporate facilities;

•Sample development costs

•Advertising and marketing costs;

•Legal, finance, information systems and other corporate overhead costs.

Advertising expenses

(q)Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $269,595, $194,337 and $505,698 for the years ended December 31, 2012, 2013 and 2014, respectively.

Foreign currency translation

(s)Foreign currency translation

The functional currency of the Company and subsidiaries incorporated outside the mainland China are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $13,166,618 and $14,810,563 at December 31, 2013 and 2014, respectively.

Income taxes

(t)Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss are carried  forwards and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Value added taxes

(u)Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

Comprehensive income

(v)            Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Concentration credit risk

(w)             Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

Fair value of financial instruments

(x)            Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2013 and 2014. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

Share-based compensation

(y)Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

Operating leases

(z)Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Earnings per share

(aa)     Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive.

Recently issued accounting standards

(ab) Recently issued accounting standards

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 27, 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The ASU shall be applied at the effective date, and the Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November 2014, the FASB issued a new pronouncement which provides guidance on determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. The new standard requires management to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. The Group is assessing the effect of adoption of this guidance on the Group’s consolidated financial states.